FINANCIAL INSTRUMENTS - Summary of assets and liabilities based on categories (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 5,358	$ 6,400	$ 5,838	$ 7,686
Restricted cash	85	84
Trade accounts receivable and other	4,628	3,375
Inventories	19,126	16,501
Prepaid expenses and other current assets	3,576	3,022
Assets classified as held for sale	199	0
Total current assets	32,972	29,382
Non-current assets:
Goodwill and intangible assets	5,343	4,453
Property, plant and equipment and biological assets	39,621	33,311
Investments in associates and joint ventures	10,668	11,420
Other investments	342	299
Deferred tax assets	8,586	8,942
Other assets	1,346	1,578
Total non-current assets	65,906	60,003
Total assets	98,878	89,385
Current liabilities:
Short-term debt and current portion of long-term debt	3,173	2,748
Trade accounts payable and other	12,741	12,921
Short-term provisions	1,036	938
Accrued expenses and other liabilities	6,048	4,738
Income tax liabilities	499	480
Liabilities classified as held for sale	103	0
Total current liabilities	23,600	21,825
Non-current liabilities:
Long-term debt, net of current portion (note 9)	10,559	8,815
Deferred tax liabilities	2,429	2,338
Deferred employee benefits	2,521	2,338
Long-term provisions	1,750	1,361
Other long-term obligations	1,549	1,422
Total non-current liabilities	18,808	16,274
Equity:
Equity attributable to the equity holders of the parent	54,378	49,223
Non-controlling interests	2,092	2,063
Total equity	56,470	51,286	$ 54,299	$ 56,068
Total liabilities and equity	98,878	$ 89,385
Restricted cash and cash equivalents environmental obligations	69
Restricted cash and cash equivalents mandatory convertible bonds	13
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	1,020
Accrued expenses and other liabilities	1,543
Income tax liabilities	499
Liabilities classified as held for sale	103
Total current liabilities	3,165
Non-current liabilities:
Long-term debt, net of current portion (note 9)	0
Deferred tax liabilities	2,429
Deferred employee benefits	2,521
Long-term provisions	1,749
Other long-term obligations	300
Total non-current liabilities	6,999
Equity:
Equity attributable to the equity holders of the parent	54,378
Non-controlling interests	2,092
Total equity	56,470
Total liabilities and equity	66,634
Financial liabilities | Liabilities at amortised cost
Current liabilities:
Short-term debt and current portion of long-term debt	3,173
Trade accounts payable and other	12,741
Short-term provisions	16
Accrued expenses and other liabilities	4,107
Income tax liabilities	0
Liabilities classified as held for sale	0
Total current liabilities	20,037
Non-current liabilities:
Long-term debt, net of current portion (note 9)	10,559
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	1
Other long-term obligations	1,018
Total non-current liabilities	11,578
Equity:
Equity attributable to the equity holders of the parent	0
Non-controlling interests	0
Total equity	0
Total liabilities and equity	31,615
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	0
Accrued expenses and other liabilities	398
Income tax liabilities	0
Liabilities classified as held for sale	0
Total current liabilities	398
Non-current liabilities:
Long-term debt, net of current portion (note 9)	0
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	0
Other long-term obligations	231
Total non-current liabilities	231
Equity:
Equity attributable to the equity holders of the parent	0
Non-controlling interests	0
Total equity	0
Total liabilities and equity	629
Non-financial assets
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	19,126
Prepaid expenses and other current assets	1,452
Assets classified as held for sale	199
Total current assets	20,777
Non-current assets:
Goodwill and intangible assets	5,343
Property, plant and equipment and biological assets	39,512
Investments in associates and joint ventures	10,668
Other investments	0
Deferred tax assets	8,586
Other assets	492
Total non-current assets	64,601
Total assets	85,378
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	5,358
Restricted cash	85
Trade accounts receivable and other	4,261
Inventories	0
Prepaid expenses and other current assets	1,886
Assets classified as held for sale	0
Total current assets	11,590
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	593
Total non-current assets	593
Total assets	12,183
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets	0
Assets classified as held for sale	0
Total current assets	0
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	109
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	136
Total non-current assets	245
Total assets	245
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	367
Inventories	0
Prepaid expenses and other current assets	0
Assets classified as held for sale	0
Total current assets	367
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	342
Deferred tax assets	0
Other assets	0
Total non-current assets	342
Total assets	709
Financial assets | Derivatives
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets	238
Assets classified as held for sale	0
Total current assets	238
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	125
Total non-current assets	125
Total assets	$ 363